Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000004396 | Atlantica Sustainable Infrastructure PLC8193370
Holdings [Line Items]
Percent of Total Investments	5.90%
C000004396 | Teck Resources, Ltd.8193349
Holdings [Line Items]
Percent of Total Investments	5.80%
C000004396 | RWE8193377
Holdings [Line Items]
Percent of Total Investments	5.60%
C000004396 | Clearway Energy, Inc.8193281
Holdings [Line Items]
Percent of Total Investments	5.50%
C000004396 | NextEra Energy, Inc.8193240
Holdings [Line Items]
Percent of Total Investments	4.90%
C000004396 | DS Smith PLC8193386
Holdings [Line Items]
Percent of Total Investments	4.40%
C000004396 | Jacobs Solutions, Inc.8193319
Holdings [Line Items]
Percent of Total Investments	4.30%
C000004396 | Brookfield Renewable Partners L.P.8193270
Holdings [Line Items]
Percent of Total Investments	4.00%
C000004396 | Sunnova Energy International, Inc.8193243
Holdings [Line Items]
Percent of Total Investments	3.90%
C000004396 | Chart Industries, Inc.8193272
Holdings [Line Items]
Percent of Total Investments	3.70%
C000004396 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000004396 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004396 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004396 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004396 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004396 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004396 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004396 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004396 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004396 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000004396 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004396 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000004396 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000004396 | Materials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000004396 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000004398 | Atlantica Sustainable Infrastructure PLC8193370
Holdings [Line Items]
Percent of Total Investments	5.90%
C000004398 | Teck Resources, Ltd.8193349
Holdings [Line Items]
Percent of Total Investments	5.80%
C000004398 | RWE8193377
Holdings [Line Items]
Percent of Total Investments	5.60%
C000004398 | Clearway Energy, Inc.8193281
Holdings [Line Items]
Percent of Total Investments	5.50%
C000004398 | NextEra Energy, Inc.8193240
Holdings [Line Items]
Percent of Total Investments	4.90%
C000004398 | DS Smith PLC8193386
Holdings [Line Items]
Percent of Total Investments	4.40%
C000004398 | Jacobs Solutions, Inc.8193319
Holdings [Line Items]
Percent of Total Investments	4.30%
C000004398 | Brookfield Renewable Partners L.P.8193270
Holdings [Line Items]
Percent of Total Investments	4.00%
C000004398 | Sunnova Energy International, Inc.8193243
Holdings [Line Items]
Percent of Total Investments	3.90%
C000004398 | Chart Industries, Inc.8193272
Holdings [Line Items]
Percent of Total Investments	3.70%
C000004398 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000004398 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004398 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004398 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004398 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004398 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004398 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004398 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004398 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004398 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000004398 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004398 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000004398 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000004398 | Materials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000004398 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000004399 | Atlantica Sustainable Infrastructure PLC8193370
Holdings [Line Items]
Percent of Total Investments	5.90%
C000004399 | Teck Resources, Ltd.8193349
Holdings [Line Items]
Percent of Total Investments	5.80%
C000004399 | RWE8193377
Holdings [Line Items]
Percent of Total Investments	5.60%
C000004399 | Clearway Energy, Inc.8193281
Holdings [Line Items]
Percent of Total Investments	5.50%
C000004399 | NextEra Energy, Inc.8193240
Holdings [Line Items]
Percent of Total Investments	4.90%
C000004399 | DS Smith PLC8193386
Holdings [Line Items]
Percent of Total Investments	4.40%
C000004399 | Jacobs Solutions, Inc.8193319
Holdings [Line Items]
Percent of Total Investments	4.30%
C000004399 | Brookfield Renewable Partners L.P.8193270
Holdings [Line Items]
Percent of Total Investments	4.00%
C000004399 | Sunnova Energy International, Inc.8193243
Holdings [Line Items]
Percent of Total Investments	3.90%
C000004399 | Chart Industries, Inc.8193272
Holdings [Line Items]
Percent of Total Investments	3.70%
C000004399 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000004399 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004399 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004399 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004399 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004399 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004399 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004399 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004399 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004399 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000004399 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004399 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000004399 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000004399 | Materials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000004399 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	23.50%